Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Deferred Tax Assets [Abstract]
Net operating losses	$ 1,306,950	$ 1,122,569
Allowance for credit losses	10,433	10,589
Less: valuation allowance	(1,317,383)	(1,133,158)	$ (972,237)
Deferred tax assets, net